Short And Long-Term Debt - First and a Half Lien Notes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2012 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Dec. 31, 2010 Collateralized Lien Obligations [Member] Existing First and Half Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] First Lien Notes [Member]	Jun. 30, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Feb. 02, 2012 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Dec. 31, 2011 Collateralized Lien Obligations [Member] New First and Half Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] First Lien Notes [Member]	Feb. 03, 2011 Secured Debt [Member] First Lien Notes [Member]	Jun. 30, 2012 Secured Debt [Member] New First and Half Lien Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 700	$ 700		$ 593		$ 593	$ 325		$ 325
Interest rate, stated percentage		7.875%	7.875%		7.625%		7.625%	9.00%		9.00%
Long-term debt	$ 7,150	$ 700	$ 700	$ 0	$ 593	$ 593	$ 0	$ 325	$ 325	$ 0	$ 593	$ 700	$ 325